January 29, 2009

VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re:	Prospect Capital Corporation
(Securities Act File Nos. 333-143819)

Ladies and Gentlemen:

On behalf of Prospect Capital Corporation (the "Fund"), I hereby transmit for filing under the Securities Act of 1933, Post-Effective Amendment No. 9 (the "Amendment") to the Fund's Registration Statement on Form N-2.

If your staff has any questions or comments concerning the Amendment, they should call me at (212) 735-2790.

Very truly yours,

/s/ Richard T. Prins

Enclosures